PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,	December 31
	2012	2011
Office buildings	$8,514,301	$7,900,978
Plant and machinery	26,149,466	29,822,707
Electronic equipment, furniture and fixtures	10,799,484	10,602,803
Motor vehicles	1,020,480	1,100,810
Purchased software	55,331,553	68,460,250
	101,815,284	117,887,548

Less: accumulated depreciation	(35,545,964)	(26,726,455)
	$66,269,320	$91,161,093